Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class A
Trading Symbol	SBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class A shares of Western Asset Intermediate-Term Municipals Fund returned 3.98%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class A	3.98	1.16	1.92
Class A (with sales charge)	1.60	0.70	1.69
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,841,045
Holdings Count | $ / shares	380
Advisory Fees Paid, Amount	$ 5,431,148
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class C
Trading Symbol	SMLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class C shares of Western Asset Intermediate-Term Municipals Fund returned 3.36%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class C	3.36	0.59	1.34
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,841,045
Holdings Count | $ / shares	380
Advisory Fees Paid, Amount	$ 5,431,148
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class I
Trading Symbol	SBTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.48%
[3]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class I shares of Western Asset Intermediate-Term Municipals Fund returned 4.17%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Class I	4.17	1.32	2.09
Bloomberg Municipal Bond Index	4.29	0.84	2.16
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,841,045
Holdings Count | $ / shares	380
Advisory Fees Paid, Amount	$ 5,431,148
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Intermediate-Term Municipals Fund
Class Name	Class IS
Trading Symbol	SMLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Intermediate-Term Municipals Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Class IS shares of Western Asset Intermediate-Term Municipals Fund returned 4.21%. The Fund compares its performance to the  Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight industrial revenue and transportation
↑	Issue selection within the power sector
↑	High-yield credit positioning

Top detractors from performance:
↓	Rates positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (9/18/2018)
Class IS	4.21	1.41	2.49
Bloomberg Municipal Bond Index	4.29	0.84	2.40
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 1,161,841,045
Holdings Count | $ / shares	380
Advisory Fees Paid, Amount	$ 5,431,148
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,161,841,045
Total Number of Portfolio Holdings	380
Total Management Fee Paid	$5,431,148
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.